                        GROUP VARIABLE ANNUITY CONTRACTS
                             SEPARATE ACCOUNT ELEVEN
                                    STANDARD
                         HARTFORD LIFE INSURANCE COMPANY

     SUPPLEMENT DATED NOVEMBER 27, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

Effective November 26, 2002, in the table under "Hartford Ratings" in the "General Contract Information" section of the prospectus, the information for Ratings Agency "Standard & Poor's" is deleted and replaced with the following:

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                                     EFFECTIVE DATE
        RATINGS AGENCY                  OF RATING                    RATING                  BASIS OF RATING
-------------------------------------------------------------------------------------------------------------------
      Standard & Poor's                 11/26/02                      AA -                 Financial Security
                                                                                             Characteristics
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  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4489
333-72042